Definition of Terms in Fund Name	Jul. 15, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in securities included in the Indxx Future Economy and AI Revolution Index as of the Initial Date of Deposit. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The initial universe considers common stocks in the Indxx Future Economy & AI Revolution Index, which include global companies at the forefront of innovation across artificial intelligence, computing, automation, energy, and frontier technology and attempt to include the providers of critical infrastructure, hardware, and software.

The common stocks are then evaluated by a team of equity analysts using several factors. These factors include fundamental factors such as sales, earnings and cash flow growth; valuation factors such as price/earnings, price/cash flow, price/sales and price/book; technical factors such as price momentum and earnings surprises; and qualitative factors such as competitive advantages, new products and quality of management.

The equity analysts also consider how the common stocks will perform in the future by calculating an estimated value for each of the companies utilizing a Cash Flow Return on Investment (“CFROI”) method. The CFROI method compares an estimate of a company's internal rate of return against an estimate of a company's cost of capital. Companies that generate returns in excess of their capital costs are favored over companies that do not. A secondary valuation is also made employing a concept called Economic Margin (“EM”). EM measures the return a company earns versus its cost of capital to determine if a company is generating wealth. The analysts use the estimated valuations calculated by the CFROI and EM methods to determine which companies are trading at an attractive market price relative to their estimated value. These companies are favored for inclusion in the Trust.

The above factors are not specifically weighted but rather are considered in combination with each other to construct an overall view for each common stock. After this holistic review, the equity analysts make a final determination and select the common stocks with the best prospects to meet the investment objective, that trade at attractive valuations, and, in the opinion of the analysts, are likely to exceed market expectations of future cash flows.

The selected portfolio is comprised of approximately 50-60 equally weighted common stocks.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.